Concentration and Risks (Narrative) (Details) (Customer Concentration Risk [Member], Net Revenue [Member], Top 10 of Major Intermediaries [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer Concentration Risk [Member] | Net Revenue [Member] | Top 10 of Major Intermediaries [Member]
Concentration Risk [Line Items]
Percentage of revenue from major customers to total net revenues	77.00%	93.00%	87.00%